Accumulated Other Comprehensive Income (Loss) and Supplemental Equity Information (Schedule of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated Other Comprehensive Income (Loss) Beginning Balance	$ (173)	$ 46	$ 46
Other comprehensive income (loss) before reclassifications	(149)	(217)	8
Amounts reclassified to net earnings from accumulated other comprehensive income	(23)	(2)	(8)
Other comprehensive income (loss)	(172)	(219)	0
Accumulated Other Comprehensive Income (Loss) Ending Balance	(345)	(173)	46
Unrealized Gain (Loss) on Available-for-sale Securities [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated Other Comprehensive Income (Loss) Beginning Balance	15	17	20
Other comprehensive income (loss) before reclassifications	2	0	5
Amounts reclassified to net earnings from accumulated other comprehensive income	(14)	(2)	(8)
Other comprehensive income (loss)	(12)	(2)	(3)
Accumulated Other Comprehensive Income (Loss) Ending Balance	3	15	17
Unrealized Gain (Loss) on Derivative Instruments [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated Other Comprehensive Income (Loss) Beginning Balance	3	3	0
Other comprehensive income (loss) before reclassifications	17	0	3
Amounts reclassified to net earnings from accumulated other comprehensive income	(9)	0	0
Other comprehensive income (loss)	8	0	3
Accumulated Other Comprehensive Income (Loss) Ending Balance	11	3	3
Foreign Currency Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated Other Comprehensive Income (Loss) Beginning Balance	(191)	26	26
Other comprehensive income (loss) before reclassifications	(168)	(217)	0
Amounts reclassified to net earnings from accumulated other comprehensive income	0	0	0
Other comprehensive income (loss)	(168)	(217)	0
Accumulated Other Comprehensive Income (Loss) Ending Balance	$ (359)	$ (191)	$ 26